Mineral Properties (Schedule Of Business Acquisitions By Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		132 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Business Acquisition [Line Items]
Mineral properties net, Beginning balance	$ 13,701
Cost recovery	(6,517)
Write-down of mineral property (Note 6)		(250)	(250)
Mineral properties net, Ending balance	7,184	13,701	13,701
Mt. Todd, Australia [Member]
Business Acquisition [Line Items]
Mineral properties net, Ending balance	2,146	2,146	2,146
Guadalupe de los Reyes, Mexico [Member]
Business Acquisition [Line Items]
Mineral properties net, Ending balance	2,752	2,752	2,752
Los Cardones, Mexico [Member]
Business Acquisition [Line Items]
Mineral properties net, Beginning balance	8,053
Cost recovery	(6,517)
Mineral properties net, Ending balance	1,536
Long Valley, United States [Member]
Business Acquisition [Line Items]
Mineral properties net, Ending balance	$ 750	$ 750	$ 750